Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	DoubleDown Interactive Co., Ltd.
Entity Central Index Key	0001799567
Current Fiscal Year End Date	--12-31